Real Estate Investments, Net (Acquired Assets) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) property	Jun. 30, 2019 USD ($) property
Real estate investments, at cost:
Weighted-average remaining amortization periods	2 years 3 months 18 days	7 years
Individual business acquisitions
Real estate investments, at cost:
Land	$ 6,900	$ 3,537
Buildings, fixtures and improvements	86,687	35,227
Development costs	0	3,434
Total tangible assets	93,587	42,198
Market lease liabilities	(362)	(1,483)
Total intangible assets and liabilities	9,495	2,173
Mortgage notes payable, net	13,883	0
Other assets acquired and liabilities assumed in the Asset Acquisition, net	1,786	0
Cash paid for real estate investments, including acquisitions	$ 90,985	$ 44,371
Number of properties purchased | property	8	5
Individual business acquisitions | In-place leases
Real estate investments, at cost:
In-place leases, market leases, and other intangible assets	$ 9,385	$ 3,625
Individual business acquisitions | Market lease and other intangible assets
Real estate investments, at cost:
In-place leases, market leases, and other intangible assets	$ 472	$ 31